Document and Entity Information	Mar. 31, 2026
Cover [Abstract]
Entity Registrant Name	MEDALLION FINANCIAL CORP
Amendment Flag	false
Entity Central Index Key	0001000209
Document Type	8-K
Document Period End Date	Mar. 31, 2026
Entity Incorporation State Country Code	DE
Entity File Number	001-37747
Entity Tax Identification Number	04-3291176
Entity Address, Address Line One	437 MADISON AVENUE
Entity Address, Address Line Two	38th Floor
Entity Address, City or Town	NEW YORK
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	212
Local Phone Number	328-2100
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	MFIN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false